Secured Loan Payable (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable[Abstract]
Schedule of secured loans
			December 31,	December 31,
Lender name	Interest rate	Term	2017	2016
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	15,336,412	14,370,526
Less unamortized financing cost			-	(215,558)
			$15,336,412	$14,154,968